Report Of The Directors Financial Review Risk Report - Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,621,427
Financial assets, ending balance	2,880,751	$ 2,621,427
Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	85,735
Financial assets, ending balance	88,639	85,735
Debt securities
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	85,735
Financial assets, ending balance	88,639	85,735
Debt securities | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	75,259
Financial assets, ending balance	76,882	75,259
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	351,725
Financial assets, ending balance	391,762	351,725
IFRS 9 | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	615,061
Financial assets, ending balance	772,233	615,061
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	240,862
Financial assets, ending balance	230,628	240,862
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	351,725
Financial assets, ending balance	391,762	351,725
12-month expected credit losses | Non-credit impaired | IFRS 9 | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	613,162
Financial assets, ending balance	768,136	613,162
12-month expected credit losses | Non-credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	350,876
Financial assets, ending balance	390,105	350,876
Lifetime expected credit losses | Non-credit impaired | IFRS 9 | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,789
Financial assets, ending balance	3,931	1,789
Lifetime expected credit losses | Non-credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	848
Financial assets, ending balance	1,384	848
Lifetime expected credit losses | Credit impaired | IFRS 9 | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	109
Financial assets, ending balance	135	109
Lifetime expected credit losses | Credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	234	0
Lifetime expected credit losses | POCI | IFRS 9 | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1
Financial assets, ending balance	31	1
Lifetime expected credit losses | POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1
Financial assets, ending balance	39	1
Gross carrying/nominal amount | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,350,116
Financial assets, ending balance	2,584,710	2,350,116
Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,681,844	1,612,646
New financial assets originated or purchased	437,861	504,199
Assets derecognised (including final repayments)	(354,209)	(375,608)
Changes to risk parameters – further lending/repayment	(54,702)	(74,369)
Assets written off	(2,976)	(2,797)
Credit-related modifications that resulted in derecognition	(23)	(268)
Foreign exchange	42,568	18,200
Others	223	(159)
Financial assets, ending balance	1,750,586	1,681,844
Gross carrying/nominal amount | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	615,179
Financial assets, ending balance	772,408	615,179
Gross carrying/nominal amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	355,664
Financial assets, ending balance	399,717	355,664
Gross carrying/nominal amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,729,873
Financial assets, ending balance	1,906,543	1,729,873
Gross carrying/nominal amount | IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	351,891
Financial assets, ending balance	391,903	351,891
Gross carrying/nominal amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,350,116
Financial assets, ending balance	2,584,710	2,350,116
Gross carrying/nominal amount | IFRS 9 | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	615,179
Financial assets, ending balance	772,408	615,179
Gross carrying/nominal amount | IFRS 9 | – reverse repurchase agreements – non-trading
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	53,093
Financial assets, ending balance	61,716	53,093
Gross carrying/nominal amount | IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	240,862
Financial assets, ending balance	230,628	240,862
Gross carrying/nominal amount | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	351,891
Financial assets, ending balance	391,903	351,891
Gross carrying/nominal amount | 12-month expected credit losses | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,227,867
Financial assets, ending balance	2,336,365	2,227,867
Gross carrying/nominal amount | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,561,613	1,502,976
Transfers of financial instruments:	(129,236)	(36,244)
– transfers from stage 1 to stage 2	(298,725)	(108,434)
– transfers from stage 2 to stage 1	172,894	73,086
– transfers to stage 3	(3,942)	(1,284)
– transfers from stage 3	537	388
New financial assets originated or purchased	437,836	504,064
Assets derecognised (including final repayments)	(313,347)	(352,961)
Changes to risk parameters – further lending/repayment	(83,147)	(72,239)
Foreign exchange	32,808	16,838
Others	(76)	(821)
Financial assets, ending balance	1,506,451	1,561,613
Gross carrying/nominal amount | 12-month expected credit losses | Non-credit impaired | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	613,200
Financial assets, ending balance	768,216	613,200
Gross carrying/nominal amount | 12-month expected credit losses | Non-credit impaired | IFRS 9 | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	613,200
Financial assets, ending balance	768,216	613,200
Gross carrying/nominal amount | 12-month expected credit losses | Non-credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	350,915
Financial assets, ending balance	390,193	350,915
Gross carrying/nominal amount | Lifetime expected credit losses | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	107,417
Financial assets, ending balance	227,405	107,417
Gross carrying/nominal amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	105,551	95,104
Transfers of financial instruments:	116,783	31,063
– transfers from stage 1 to stage 2	298,725	108,434
– transfers from stage 2 to stage 1	(172,894)	(73,086)
– transfers to stage 3	(10,320)	(5,022)
– transfers from stage 3	1,272	737
Assets derecognised (including final repayments)	(37,409)	(19,909)
Changes to risk parameters – further lending/repayment	29,092	(2,560)
Foreign exchange	9,123	1,201
Others	292	652
Financial assets, ending balance	223,432	105,551
Gross carrying/nominal amount | Lifetime expected credit losses | Non-credit impaired | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,827
Financial assets, ending balance	3,975	1,827
Gross carrying/nominal amount | Lifetime expected credit losses | Non-credit impaired | IFRS 9 | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,827
Financial assets, ending balance	3,975	1,827
Gross carrying/nominal amount | Lifetime expected credit losses | Non-credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	975
Financial assets, ending balance	1,404	975
Gross carrying/nominal amount | Lifetime expected credit losses | Credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	14,486
Financial assets, ending balance	20,621	14,486
Gross carrying/nominal amount | Lifetime expected credit losses | Credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	14,335	14,232
Transfers of financial instruments:	12,453	5,181
– transfers to stage 3	14,262	6,306
– transfers from stage 3	(1,809)	(1,125)
Assets derecognised (including final repayments)	(3,430)	(2,712)
Changes to risk parameters – further lending/repayment	(597)	402
Assets written off	(2,946)	(2,657)
Credit-related modifications that resulted in derecognition	(23)	(268)
Foreign exchange	633	160
Others	(1)	(3)
Financial assets, ending balance	20,424	14,335
Gross carrying/nominal amount | Lifetime expected credit losses | Credit impaired | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	151
Financial assets, ending balance	177	151
Gross carrying/nominal amount | Lifetime expected credit losses | Credit impaired | IFRS 9 | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	151
Financial assets, ending balance	177	151
Gross carrying/nominal amount | Lifetime expected credit losses | Credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	257	0
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	346
Financial assets, ending balance	319	346
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	345	334
New financial assets originated or purchased	25	135
Assets derecognised (including final repayments)	(23)	(26)
Changes to risk parameters – further lending/repayment	(50)	28
Assets written off	(30)	(140)
Foreign exchange	4	1
Others	8	13
Financial assets, ending balance	279	345
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1
Financial assets, ending balance	40	1
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | IFRS 9 | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1
Financial assets, ending balance	40	1
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1
Financial assets, ending balance	49	1
Allowance for ECL | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,243)
Financial assets, ending balance	(15,566)	(9,243)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,409)
Financial assets, ending balance	(15,707)	(9,409)
Total ECL income statement change for the period	(8,817)	(2,756)
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,125)	(9,056)
Net remeasurement of ECL arising from transfer of stage	(1,001)	(121)
New financial assets originated or purchased	(654)	(555)
Assets derecognised (including final repayments)	1,111	1,329
Changes to risk parameters – further lending/repayment	488	364
Changes to risk parameters – credit quality	(9,199)	(3,961)
Changes to models used for ECL calculation	433	12
Assets written off	2,974	2,797
Credit-related modifications that resulted in derecognition	7	125
Foreign exchange	(436)	(79)
Others	11	20
Financial assets, ending balance	(15,391)	(9,125)
ECL income statement change for the period	(8,822)	(2,932)
Recoveries	326	361
Others	(84)	(20)
Total ECL income statement change for the period	(8,580)	(2,591)
Allowance for ECL | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(118)
Financial assets, ending balance	(175)	(118)
Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(166)
Financial assets, ending balance	(141)	(166)
Total ECL income statement change for the period	(48)	(105)
Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(8,866)
Financial assets, ending balance	(14,707)	(8,866)
Allowance for ECL | IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(166)
Financial assets, ending balance	(141)	(166)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9,243)
Financial assets, ending balance	(15,566)	(9,243)
Total ECL income statement change for the period	(8,769)	(2,651)
Allowance for ECL | IFRS 9 | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(118)
Financial assets, ending balance	(175)	(118)
Total ECL income statement change for the period	(95)	(26)
Allowance for ECL | IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Allowance for ECL | IFRS 9 | Performance and other guarantees
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(94)	(34)
Allowance for ECL | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(166)
Financial assets, ending balance	(141)	(166)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,502)
Financial assets, ending balance	(2,414)	(1,502)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,464)	(1,449)
Transfers of financial instruments:	(1,122)	(543)
– transfers from stage 1 to stage 2	947	487
– transfers from stage 2 to stage 1	(2,073)	(1,044)
– transfers to stage 3	30	59
– transfers from stage 3	(26)	(45)
Net remeasurement of ECL arising from transfer of stage	907	669
New financial assets originated or purchased	(653)	(534)
Assets derecognised (including final repayments)	160	112
Changes to risk parameters – further lending/repayment	157	291
Changes to risk parameters – credit quality	(408)	2
Changes to models used for ECL calculation	134	(6)
Foreign exchange	(47)	(9)
Others	5	3
Financial assets, ending balance	(2,331)	(1,464)
ECL income statement change for the period	297	534
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(38)
Financial assets, ending balance	(80)	(38)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | IFRS 9 | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(38)
Financial assets, ending balance	(80)	(38)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(39)
Financial assets, ending balance	(88)	(39)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,479)
Financial assets, ending balance	(5,445)	(2,479)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,441)	(2,278)
Transfers of financial instruments:	1,951	1,134
– transfers from stage 1 to stage 2	(947)	(487)
– transfers from stage 2 to stage 1	2,073	1,044
– transfers to stage 3	986	665
– transfers from stage 3	(161)	(88)
Net remeasurement of ECL arising from transfer of stage	(1,158)	(676)
Assets derecognised (including final repayments)	464	553
Changes to risk parameters – further lending/repayment	85	67
Changes to risk parameters – credit quality	(4,374)	(1,208)
Changes to models used for ECL calculation	294	4
Foreign exchange	(223)	(40)
Others	(1)	3
Financial assets, ending balance	(5,403)	(2,441)
ECL income statement change for the period	(4,689)	(1,260)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(38)
Financial assets, ending balance	(44)	(38)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | IFRS 9 | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(38)
Financial assets, ending balance	(44)	(38)
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(127)
Financial assets, ending balance	(20)	(127)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,163)
Financial assets, ending balance	(7,585)	(5,163)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(5,121)	(5,135)
Transfers of financial instruments:	(829)	(591)
– transfers to stage 3	(1,016)	(724)
– transfers from stage 3	187	133
Net remeasurement of ECL arising from transfer of stage	(750)	(114)
Assets derecognised (including final repayments)	485	656
Changes to risk parameters – further lending/repayment	248	(6)
Changes to risk parameters – credit quality	(4,378)	(2,704)
Changes to models used for ECL calculation	5	14
Assets written off	2,944	2,657
Credit-related modifications that resulted in derecognition	7	125
Foreign exchange	(163)	(31)
Others	8	8
Financial assets, ending balance	(7,544)	(5,121)
ECL income statement change for the period	(4,390)	(2,154)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(42)
Financial assets, ending balance	(42)	(42)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | IFRS 9 | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(42)
Financial assets, ending balance	(42)	(42)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	(23)	0
Allowance for ECL | Lifetime expected credit losses | POCI | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(99)
Financial assets, ending balance	(122)	(99)
Allowance for ECL | Lifetime expected credit losses | POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(99)	(194)
New financial assets originated or purchased	(1)	(21)
Assets derecognised (including final repayments)	2	8
Changes to risk parameters – further lending/repayment	(2)	12
Changes to risk parameters – credit quality	(39)	(51)
Assets written off	30	140
Foreign exchange	(3)	1
Others	(1)	6
Financial assets, ending balance	(113)	(99)
ECL income statement change for the period	(40)	(52)
Allowance for ECL | Lifetime expected credit losses | POCI | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	(9)	0
Allowance for ECL | Lifetime expected credit losses | POCI | IFRS 9 | Other | Financial assets at amortised cost, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	(9)	0
Allowance for ECL | Lifetime expected credit losses | POCI | IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	$ (10)	$ 0